Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 246,383	$ 891,604
Finished goods	1,209,545	2,102,127
Inventory valuation allowance	(439,486)	(389,867)
Total inventory, net	$ 1,016,442	$ 2,603,864